NET INCOME FROM DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
5.	NET INCOME FROM DISCONTINUED OPERATIONS
On February 15, 2011 and on March 29, 2011, the Company entered into an agreement and memorandum of understanding, respectively, to sell 100% equity interest in HYT group (including HYT and ZX) to Mr. Xin Ming Sun, a director of ZhongXingNong Nu Co., Ltd for $45,000,000, with an effective date of January 1, 2011. HYT group contributed revenue and net income for the Dairy Production Division. Prior to sale of HYT group, the Dairy Production Division represented a separate business segment; the disposal group has been treated as a discontinued operation in this quarterly financial report. The post-tax result of the Dairy Production Division has been disclosed as a discontinued operation in the consolidated statement of income and comprehensive income.

(a) Net income from discontinued operations

	Note	2012	2011

Revenue		$-	$-

Cost of goods sold		-	-

Gross profit		-	-

General and administrative expenses		-	-

Net income from operations		-	-

Interest expense		-	-

Net income before income taxes		-	-

Net income from sale of subsidiaries to a related party		-	10,203,951

Net income before income taxes		-	10,203,951

Provision for income taxes		-	-

Net income from discontinued operations		-	10,203,951

Less: Net income attributable to the non - controlling interest		-	-

Net income from discontinued operations attributable to the Sino Agro Food, Inc. and subsidiaries		$-	$10,203,951

(b) Consideration received

2011

Consideration received in cash and cash equivalents from a related party, Mr. Xin Ming Sun	$10,526,095
Consideration received in land use rights from a related party, Mr. Xin Ming Sun	38,056,750
The Company refunded the excess to a related party, Mr. Xin Ming Sun	(8,969,078)
Disposal proceeds receivable of sale of subsidiaries from a related party, Mr. Xin Ming Sun	5,386,233
Total consideration proceeds	$45,000,000

(c) Net cash outflow on sale of subsidiaries, HYT and ZX

2011

Cash and cash equivalents balance disposed of	$(3,137,885)
Net cash outflow on sale of subsidiaries, HYT and ZX	$(3,137,885)

(d) Detailed cash flow from discontinued operations

	Note	2012	2011
Cash flows from operating activities
Net income for the year		$-	$10,203,951

Adjustments to reconcile net income to net cash from operations:
Depreciation		-	-
Amortization		-	-
Net gain of sale of subsidiaries, HYT and ZX		-	(10,203,951)
Changes in operating assets and liabilities:
Increase in inventories		-	-
Increase in deposits and prepaid expenses		-	-
Increase in other payables		-	-
Decrease in accounts receivable		-	-
Decrease in other receivables		-	-
Net cash provided by operating activities		-	-
Cash flows from investing activities
Net cash outflow on sale of subsidiaries, HYT and ZX	5(c)	-	(3,137,885)
Payment for acquisition of land use rights		-	-
Payment for construction in progress		-	-
Net cash used in investing activities		-	(3,137,885)
Cash flows from financing activities
Net cash provided by financing activities		-	-

Effects on exchange rate changes on cash		-	-
(Decrease) increase in cash and cash equivalents		-	(3,137,885)

Cash and cash equivalents, beginning of year		-	3,137,885

Cash and cash equivalents, at end of year		$-	$-

Supplementary disclosures of cash flow information:
Cash paid for interest		$-	$-
Cash paid for income taxes		$-	$-
Non - cash transactions
Disposal proceeds receivable of sale of subsidiaries, HYT and ZX		$-	$44,295,612